EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
Equity [abstract]
Schedule of ordinary shares and additional paid-in capital
	Year Ended December 31,
	2018	2017	2016
	Number of shares in thousands
Issued and outstanding share capital (ordinary shares):
Outstanding shares at the beginning of the year	264,495	262,917	259,581
Shares issued in private placements during the year	22,014	-	2,976
Shares issued in exercise of stock options during the year	1,107	1,578	360

Outstanding at the end of the year	287,616	264,495	262,917

Authorized	750,000	750,000	750,000